                        MORGAN STANLEY SPECIAL VALUE FUND
                                522 Fifth Avenue
                            New York, New York 10036

                                                  November 29, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  File Nos.: 333-06935, 811-7683
     Post-Effective Amendment No. 17

Dear Sir or Madam:

     We are electronically filing via EDGAR, pursuant to the provisions of the
Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b)
thereunder a copy of Post-Effective Amendment No. 17 to the Registration
Statement of this Fund on Form N-1A.

     The Registration Statement is marked to reflect all changes from the
Prospectus and Statement of Additional Information filed pursuant to Rule 485(a)
on September 26, 2007.

     Also enclosed, pursuant to Rule 485(b), is the required representation of
Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

                                     Very truly yours,

                                     /s/ Eric C. Griffith
                                     -------------------------------------------
                                     Eric C. Griffith
                                     Assistant Secretary

Enclosures
cc: Amy R. Doberman, Esq.